NET SALES - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 39,737,368	R$ 25,865,001	R$ 20,437,835
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(63,036)	(52,681)	(37,888)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,451,660	16,891,471	12,492,063
Goods or services transferred at point in time [member] | Natural gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,268,994	10,447,312	7,372,957
Goods or services transferred at point in time [member] | Electricity trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	238,544	620,495	775,479
Goods or services transferred at point in time [member] | Lubricants and basic oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,690,659	5,546,093	4,283,704
Goods or services transferred at point in time [member] | Leasing and Sale of Properties [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	834,616
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	418,847	277,571	59,923
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,348,744	9,026,211	7,983,660
Goods or services transferred over time [member] | Railroad transportation services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,503,965	7,103,706	6,680,307
Goods or services transferred over time [member] | Port elevation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	337,543	335,965	285,852
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,217,818	1,020,176	885,630
Goods or services transferred over time [member] | Services rendered [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 289,418	R$ 566,364	R$ 131,871